COMMITMENTS (Details)				6 Months Ended	12 Months Ended
	Dec. 09, 2021 USD ($) $ / shares	Aug. 26, 2021 USD ($)	Sep. 22, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 28, 2021 USD ($)	Sep. 17, 2020 USD ($) Individual $ / shares shares
Sale of Units to Related Party [Abstract]
Gross proceeds from initial public offering				$ 129,832,700	$ 0
Underwriting Agreement [Abstract]
Deferred underwriting fees			$ 4,628,750
Pipe Engagement Agreement [Abstract]
Percentage of placement agents fee		4.00%
Expected placement agents fee payable		$ 2,000,000
Merger Agreement [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Conditions to Closing [Abstract]
Net tangible assets			$ 5,000,001
Minimum cash required by Acquiror					$ 150,000,000
Minimum cash required by Acquiror to waive condition					125,000,001
Subscriptions Agreement [Abstract]
Shares subscribed for investor (in shares) | shares							5,000,000
Share purchase price (in dollars per share) | $ / shares							$ 10.00
Investors agreed purchase value in aggregate principal amount							$ 50,000,000
Number of warrants transferable to each subscriber upon purchase common stock (in shares) | shares							0.5
Minimum [Member]
Conditions to Closing [Abstract]
Net tangible assets					$ 5,000,001
Subscriptions Agreement [Abstract]
Common stock outstanding prior to business combination (in shares) | shares							5,000,000
Maximum [Member]
Registration and Stockholder Rights [Abstract]
Number of demands eligible security holder can make | Individual							3
Merger Agreement [Abstract]
Cash consideration	$ 120,000,000
Class A Common Stock [Member]
Merger Agreement [Abstract]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001
Subscriptions Agreement [Abstract]
Common stock outstanding prior to business combination (in shares) | shares				0	0
Class A Common Stock [Member] | Minimum [Member]
Subscriptions Agreement [Abstract]
Share purchase price (in dollars per share) | $ / shares					$ 18.00
Corcentric, Inc. [Member]
Merger Agreement [Abstract]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Estimated value to be receive upon cancellation of vested stock option	$ 10
Corcentric, Inc. [Member] | Series A Preferred Stock [Member]
Merger Agreement [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Initial Public Offering [Member]
Sale of Units to Related Party [Abstract]
Gross proceeds from initial public offering				$ 132,250,000	$ 132,250,000
Underwriting Agreement [Abstract]
Deferred underwriting discount			3.50%
Deferred underwriting fees			$ 4,628,750
Sponsor [Member] | Initial Public Offering [Member]
Sale of Units to Related Party [Abstract]
Units issued (in shares) | shares			1,138,500
Unit price (in dollars per share) | $ / shares			$ 10.00
Gross proceeds from initial public offering			$ 11,358,000
Cowen [Member]
Capital Markets Agreement [Abstract]
Advisory services fee						$ 1,500,000